UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2192

THE DREYFUS PREMIER THIRD CENTURY FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	05/31

Date of reporting period:	08/31/05

FORM N-Q

Item 1. Schedule of Investments.

The Dreyfus Premier Third Century Fund, Inc.
Statement of Investments
August 31, 2005 (Unaudited)

Common Stocks--98.6%	Shares	Value($)

Basic Industries--4.1%
Air Products & Chemicals	132,500	7,340,500
Marriott International, Cl. A	152500a	9,639,525
		16,980,025

Capital Goods--8.8%
Danaher	218,500	11,702,860
Emerson Electric	105,900	7,124,952
Microchip Technology	94,500	2,940,840
Rockwell Automation	108,000	5,620,320
Tyco International	326,000	9,072,580
		36,461,552

Construction & Housing--1.6%
3M	90,700	6,453,305

Consumer Durables--2.1%
Coach	268100b	8,898,239

Consumer Non-Durables--8.4%
Chico's FAS	235200b	8,163,792
PepsiCo	233,900	12,829,415
Procter & Gamble	253,700	14,075,276
		35,068,483

Consumer Services--12.0%
Advance Auto Parts	138200b	8,420,526
CVS	354,600	10,414,602
Walt Disney	281,900	7,101,061
Home Depot	219,500	8,850,240
News, Cl. B	370000a	6,323,300
Target	163,700	8,798,875
		49,908,604

Consumer Staples--1.4%
Estee Lauder Cos., Cl. A	141,800	5,727,302

Electronic Components And Instruments--5.0%
Altera	259400b	5,673,078
Cognos	131000b	4,730,410
EMC	819600b	10,540,056
		20,943,544

Energy--3.7%
Anadarko Petroleum	93,600	8,505,432
Weatherford International	101600b	6,879,336
		15,384,768

Financial Services--8.9%
American Express	128,200	7,081,768
Capital One Financial	80,000	6,579,200
Goldman Sachs Group	72,700	8,082,786
JPMorgan Chase & Co.	195,000	6,608,550
Radian Group	168,000	8,598,240
		36,950,544

Health Care--19.7%
Alcon	85,700	10,116,885
Amgen	60300b	4,817,970

Fisher Scientific International	176500b	11,380,720
Genentech	41200b	3,870,328
Genzyme	178200b	12,682,494
Johnson & Johnson	337,100	21,368,769
Novartis, ADR	89,000	4,338,750
Sanofi-Synthelabo, ADR	98,900	4,228,964
WellPoint	124000b	9,207,000
		82,011,880

Railroads--1.5%
Burlington Northern Santa Fe	116,400	6,171,528

Technology--20.4%
Cisco Systems	495,600b	8,732,472
Cognizant Technology Solutions, Cl. A	92,600b	4,216,078
Dell	369,400b	13,150,640
International Business Machines	89,000	7,175,180
Microsoft	366,000	10,028,400
Motorola	482,200	10,550,536
National Semiconductor	215,000	5,359,950
Oracle	441,600b	5,727,552
Texas Instruments	278,500	9,101,380
VeriSign	148,000b	3,226,400
Yahoo!	221,500b	7,384,810
		84,653,398

Telecommunications--1.0%
QUALCOMM	109,100	4,332,361

Total Common Stocks
(cost $363,465,818)		409,945,533

	Principal
Short Term Investments--0.6%	Amount($)	Value($)

Certificates of Deposit--.0%
Self Help Credit Union
2.95%, 9/13/2005	100,000	100,000
U.S. Treasury Bills--.6%
3.25%, 9/29/2005	2,539,000	2,532,500

Total Short-Term Investments
(cost $2,632,582)	2,639,000	2,632,500

Investment Of Cash Collateral
for Securities Loaned--1.3%	Shares	Value($)

Registered Investment Company:
Dreyfus Institutional Cash Advantage Plus Fund
(cost $5,396,000)	5,396,000c	5,396,000

Total Investments (cost $371,394,400)	100.5%	417,974,033

Liabilities, Less Cash and Receivables	(.5%)	(2,197,459)

Net Assets	100.0%	415,776,574

ADR-American Depository Receipts
a	All or a portion of these securities are on loan. At August 31,2005, the total market value of the fund's securities on loan is $5,157,440 and the total market value of the collateral held by the fund is $5,396,000.
b	Non-income producing
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE DREYFUS PREMIER THIRD CENTURY FUND, INC.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	October 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	October 25, 2005

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	October 25, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)